Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	CITIZENSSELECT FUNDS
Central Index Key	0001167368
Amendment Flag	false
Document Creation Date	Aug. 26, 2015
Document Effective Date	Sep. 01, 2015
Prospectus Date	Sep. 01, 2015
Class A Prospectus | CitizensSelect Prime Money Market Fund | Class A
Prospectus:
Trading Symbol	CZAXX
Class A Prospectus | CitizensSelect Treasury Money Market Fund | Class A
Prospectus:
Trading Symbol	CEAXX
Class B Prospectus | CitizensSelect Prime Money Market Fund | Class B
Prospectus:
Trading Symbol	CZBXX
Class B Prospectus | CitizensSelect Treasury Money Market Fund | Class B
Prospectus:
Trading Symbol	CEBXX
Class C Prospectus | CitizensSelect Prime Money Market Fund | Class C
Prospectus:
Trading Symbol	CZCXX
Class C Prospectus | CitizensSelect Treasury Money Market Fund | Class C
Prospectus:
Trading Symbol	CECXX
Class D Prospectus | CitizensSelect Prime Money Market Fund | Class D
Prospectus:
Trading Symbol	CZDXX
Class D Prospectus | CitizensSelect Treasury Money Market Fund | Class D
Prospectus:
Trading Symbol	CEDXX